Leases (Tables)	12 Months Ended
Dec. 31, 2013
LEASES [Abstract]
Charter-in and office space

	Charter-in vessels in operation	Charter-in vessels to be delivered	Office space
2014	$ 82,553	$ 184	$ 3,135
2015	64,279	5,697	3,032
2016	58,720	12,842	2,667
2017	56,768	14,910	2,505
2018	54,795	14,910	1,736
2019 and thereafter	133,267	98,815	984
Total	$ 450,382	$ 147,358	$ 14,059

Charter-out

	Drybulk vessels	Logistics business
2014	$ 96,281	$ 100,198
2015	28,722	83,118
2016	11,401	54,518
2017	10,715	13,708
2018	10,715	770
2019 and thereafter	20,607	—
Total minimum revenue, net of commissions	$ 178,441	$ 252,312